Stock-Based Compensation (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012	2011

Risk-free rate	-	1.11%	3.29%
Dividend yield	-	nil%	nil%
Volatility factor of the expected market price of the Company’s common shares	-	97%	94%
Weighted average expected life of the options (months)	-	120	120